GOODWILL AND OTHER INTANGIBLES - Schedule of Estimated Aggregate Amortization Expense Related to Intangibles, Excluding Impairment Charges (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Calendar Year Amount
2026	$ 32,487
2027	28,645
2028	26,340
2029	26,340
2030	26,340
Thereafter	$ 73,875